As filed with the Securities and Exchange Commission on September 11, 2000.

                                   1933 Act Registration No. 333-43272

======================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington D. C. 20549

                                  FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     {  } Pre-Effective Amendment No.   1
                     {  } Post-Effective Amendment No. ___

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                               THE ROYCE FUND

                      Telephone Number:  (212) 355-7311

             1414 Avenue of the Americas, New York, N. Y. 10019

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                         Charles M. Royce, President
                               The Royce Fund
                         1414 Avenue of the Americas
                            New York, N. Y. 10019

                             (Agent for Service)

-----------------------------------------------------------------------------


Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest. Accordingly, no fee is payable herewith because of reliance upon Rule 24f-2. The Rule 24f-2 Notice for the fiscal year ended December 31, 1999 was filed on March 16, 2000.
                       Page 1 of __ pages
            The Exhibit Index is located on page __

Cross-Reference Sheet

Form N-14 Item                		Caption in Prospectus/Proxy Statement


--------------				-------------------------------------
     1
Beginning of Registration Statement     Front Cover
and Outside Front Cover Page of
Prospectus

     2
Outside Back Cover Page of Prospectus   Back Cover

     3
Fee Table, Synopsis Information,	Background and Summary Fee Table; and
Risk Factors				Risk Factors

     4
Information about the Transaction	Description of the Proposed
					Reorganization; Comparison of the
					Funds; Risk Factors; and Recommendation
					of the Winter Harbor Board of Trustees.
					See also Prospectus for Royce Total
					Return Fund dated May 1, 2000

     5, 6
Information about Registrant,		Comparison of the Funds;
Information about Acquired Series	Recommendation of the Winter Harbor
					Board of Trustees; Further Information
					About the Trust; and Financial
					Highlights

     7
Voting Information			Shares and Voting; Vote Required; and
					Shareholder Proposals

     8
Interests of Certain Persons		Not Applicable

Form N-14 Item                		Caption in Prospectus/Proxy Statement
--------------				-------------------------------------

     9
Additional Information For Reoffering	Not applicable
by Persons Deemed to be Underwriters

     10, 11
Cover Page; Table of Contents		Cover Page; Back Cover

     12, 13
Additional Information about Registrant Statement of Additional Information
and about Series being Acquired		of The Royce Fund dated May 1, 2000;
					Prospectus of Royce Total Return Fund
					dated May 1, 2000

     14
Financial Statements			Statement of Additional Information
					of The Royce Fund, dated September
					11, 2000

REVEST VALUE FUND                            Ebright Investments, Inc.
                                             Investment Advisor
                                             511 Congress Street, 9th Floor
                                             Portland, ME   04101-3428
                                             (207) 774-7455	(800) 277-5573
                                             Fax (207) 772-7370

                                		September 11, 2000


Dear Friends and Fellow Shareholders:
  As I informed you in an earlier letter, the Board of Trustees of The Winter Harbor Fund (the "Board") recently approved and recommended shareholder approval of a proposal for The REvest Value Fund ("REvest"), a series of The Winter Harbor Fund, to be acquired by Royce Total Return Fund ("RTR"), a series of The Royce Fund, and to liquidate REvest. Proxy materials relating to your approval of this proposed transaction are enclosed.
  The investment objectives, policies, strategies and restrictions of RTR are substantially similar to those of REvest. The primary substantive change for REvest shareholders would be Royce & Associates, Inc. replacing Ebright Investments, Inc. as investment adviser. The total net asset value of the RTR shares that you will receive as a result of this transaction will be equal to the total net asset value of your shares in REvest on the closing date. The transaction is anticipated to be tax-free for Federal income tax purposes.
  Royce & Associates, Inc., the investment adviser to RTR, has agreed to pay up to $25,000 of the reorganization costs incurred by REvest, subject to completion of the proposed reorganization.
  On September 25, 1998, REvest was reorganized from a series of The Royce Fund into an independent mutual fund with the goal of providing REvest with a better opportunity to attract new investors, and thereby maintain and possibly improve its expense ratio, as a separate fund independent of any fund complex.
  Unfortunately, the last two years have been particularly difficult for small-cap value funds and their managers. Concurrent with REvest's reorganization, the Asian crisis prompted a flight to large-cap blue chip stocks. Then in 1999, once that threat had passed, investors became infatuated with growth-oriented investments.
  These phenomena inflicted a devastating impact on many small-cap value funds' performance and asset levels. While REvest was somewhat more insulated than some others due to the high level of loyalty displayed by its shareholders, it was not immune. Asset size continued to decline through 1999, prompting the Board to question the viability of REvest and its investment adviser.
  After much deliberation and discussion, the Board approved the acquisition of REvest by RTR, which offers a comparable vehicle for continued long-term investing. RTR is managed by Chuck Royce, who has over twenty-five years of experience investing in small-cap value companies. In addition, its 1.25% expense ratio is lower than that of REvest and the industry average. The Board believes that the proposed arrangement is in the best interests of REvest and its shareholders, and asks you to approve the proposed transaction.
  Your vote is very important. Please read the enclosed materials carefully, and then complete and return the enclosed proxy card in the postage-paid envelope regardless of whether or not you plan on attending the meeting in person.
  As always, if you have any questions regarding the proxy materials, please call me at (800) 277-5573 during regular business hours. Thank you in advance for your attention to this important matter.
Sincerely,


Jennifer Ebright Goff, President
Ebright Investments, Inc., Adviser to The REvest Value Fund

                            THE REVEST VALUE FUND


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                              October 3, 2000


  NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of the shareholders of The REvest Value Fund ("REvest"), a series of The Winter Harbor Fund, will be held at the offices of The Winter Harbor Fund, located at 511 Congress Street, Portland, Maine 04101, on October 3, 2000, at 2:00 p.m. Eastern time, for the following purposes:

  1. To approve or disapprove the Agreement and Plan of Reorganization, whereby REvest's assets and liabilities are acquired by Royce Total Return Fund, a series of The Royce Fund, in exchange for shares of Royce Total Return Fund and REvest is then liquidated.

  2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

  The Trustees have fixed the close of business on August 18, 2000, as the record date for the determination of shareholders entitled to receive notice of, and to vote at, the Meeting or any adjournment(s) thereof.

  In the event that the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the REvest shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor and will vote against any such adjournment those proxies to be voted against that proposal.
                                        By order of the Board of Trustees,

                                        Tina Hosking
                                        Secretary
Cincinnati, Ohio
September 11, 2000

IMPORTANT: You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the addressed envelope, which requires no postage and is intended for your convenience. Your prompt return of the enclosed proxy may save the necessity and expense of further solicitations to assure a quorum at the Meeting. The enclosed proxy is being solicited on behalf of the Board of Trustees of The Winter Harbor Fund.

                     COMBINED PROSPECTUS/PROXY STATEMENT

                Relating to the Acquisition and Assumption by
                           ROYCE TOTAL RETURN FUND
                         A Series of The Royce Fund
                         1414 Avenue of the Americas
                          New York, New York  10019
                               (800) 221-4268

          of the Assets and substantially all of the Liabilities of
                            THE REVEST VALUE FUND
                     A Series of The Winter Harbor Fund
                             511 Congress Street
                           Portland, Maine  04101
                               (800) 277-5573


                           SOLICITATION OF PROXIES

  This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of The Winter Harbor Fund for use at a special meeting (the "Meeting") of shareholders of The REvest Value Fund ("REvest"), a series of The Winter Harbor Fund, to be held at the offices of The Winter Harbor Fund, located at 511 Congress Street, Portland, Maine 04101, on October 3, 2000, at 2:00 p.m. Eastern time.

  The purpose of the Meeting is to approve or disapprove the Agreement and Plan of Reorganization (the "Reorganization Plan") between The Winter Harbor Fund, on behalf of REvest, and The Royce Fund, on behalf of Royce Total Return Fund ("RTR"). The Reorganization Plan includes (i) the transfer of all or substantially all of the assets and liabilities of REvest to RTR in exchange for shares of beneficial interest in RTR issued by The Royce Fund (the "RTR Shares") of equivalent value to the assets and liabilities transferred (the "Reorganization"), (ii) the pro rata distribution of such RTR Shares to shareholders of record of REvest as of the closing date of the Reorganization (the "Closing Date") in full liquidation of such shareholders' shares in REvest and (iii) the immediate liquidation and termination of REvest. As a result of the Reorganization, each shareholder of REvest would receive a number of full and fractional RTR Shares having the same aggregate net asset value on the Closing Date as the REvest shares held by the shareholder immediately before consummation of the Reorganization. A copy of the Reorganization Plan, which has been approved by the Boards of Trustees of both The Winter Harbor Fund and The Royce Fund, is set forth in Appendix A to this Combined Prospectus/Proxy Statement.

  The Winter Harbor Fund and The Royce Fund must receive, as a condition to the Reorganization, an opinion from Bernstein, Shur, Sawyer & Nelson, P.A., counsel to The Winter Harbor Fund and Ebright Investments, Inc., to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the U.S. Internal Revenue Code of 1986, as amended, so that no gain or loss would be recognized by RTR, REvest or their respective shareholders as a result of the Reorganization. For additional information regarding the Federal income tax consequences of the proposed Reorganization, see - "Federal Income Tax Consequences" below.

  The Winter Harbor Fund and The Royce Fund are both registered open-end diversified management investment companies, organized as business trusts under the laws of the State of Delaware. Both The Winter Harbor Fund and The Royce Fund offer their shares in separate series which operate as separate mutual funds. REvest is the sole series of The Winter Harbor

Fund, and  RTR
is one of nine series of The Royce Fund. The investment objectives, policies and restrictions of REvest are substantially similar to those of RTR. Both REvest and RTR primarily seek long-term growth and secondarily current income by investing in diversified portfolios of common stocks and convertible securities.

  The Trustees of The Winter Harbor Fund approved the Reorganization Plan because they believe it would benefit shareholders of REvest. The Trustees considered a variety of factors, including the fact that the Reorganization Plan would permit REvest shareholders to pursue substantially identical investment goals in a larger fund. The fact that RTR is a larger fund should result in a reduced expense ratio due to the spreading of certain operating expenses over a larger asset base. The Trustees also considered the fact that the investments of RTR are managed in a manner similar to REvest. See "Recommendation of The Winter Harbor Fund Board of Trustees" below for other considerations. As mutual funds investing in common stocks of small-cap companies, both RTR and REvest are generally subject to the same investment risks.

  This   Combined   Prospectus/Proxy  Statement  sets  forth  concisely   the
information that a shareholder of REvest should know before voting on the Reorganization Plan. Please read and retain it for future reference.

  For a more detailed discussion of the investment objectives, strategies and risks of RTR, see the Prospectus for RTR dated May 1, 2000, as set forth in Appendix B (the "RTR Prospectus"). For a more detailed discussion of the investment objectives, strategies and risks of REvest, see the Prospectus and Statement of Additional Information for REvest, each dated February 29, 2000. These documents are incorporated herein by reference. Copies may be obtained without charge by contacting Ebright Investments, Inc. ("EII") at 511 Congress Street, Portland, Maine 04101 or by telephoning EII at (800) 277-5573.

  A Statement of Additional Information regarding RTR dated May 1, 2000, has been filed with the Securities and Exchange Commission (the "SEC"). Another Statement of Additional Information dated September 11, 2000, relating to the proposed transaction described in this Combined Prospectus/Proxy Statement, including historical financial statements, has also been filed with the SEC and is also incorporated by reference herein. Copies of these documents may be obtained without charge by contacting The Royce Fund by mail at 1414 Avenue of the Americas, New York, New York 10019, by telephone at
(800) 221-4268 or by e-mail at funds@roycenet.com.

  The most recent Annual Report to Shareholders of REvest, including financial statements, has been previously mailed to REvest's shareholders. If you have not received this report or would like to receive additional copies free of charge, please call or write to EII at 511 Congress Street, Portland Maine 04101, Telephone: (800) 277-5573, and they will be sent promptly by first-class mail.
                           _______________________

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                   TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           _______________________

  The date of this Combined Prospectus/Proxy Statement is September 11, 2000.

                              TABLE OF CONTENTS

I.   INTRODUCTION                                                    1
  A.   BACKGROUND AND SUMMARY                                        1
  B.   THE PROPOSED REORGANIZATION                                   2
  C.   COMPARISON OF FEES AND EXPENSES                               2
  D.   PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES                  4
  E.   SHARES AND VOTING                                             4

II.  RISK FACTORS                                                    5

III. THE PROPOSAL: APPROVAL OF THE AGREEMENT AND
   PLAN OF REORGANIZATION                                            6
  A.   DESCRIPTION OF THE PROPOSED REORGANIZATION                    6
     1.   The Reorganization                                         6
     2.   Effect of the Reorganization                               7
     3.   Federal Income Tax Consequences                            8
     4.   Description of the RTR Shares                              9
     5.   Pro Forma Capitalization                                   9
  B.   COMPARISON OF THE FUNDS                                       9
     1.   Investment Objectives, Policies and Restrictions           9
     2.   Investment Restrictions                                   10
     3.   Performance Information                                   10
     4.   Advisory Fees and Other Expenses                          10
     5.   Other Information on Investment Advisory Agreements       11
     6.   Distribution Agreements                                   11
     7.   Transfer Agency and Service Agreements                    11
     8.   Custody Agreements                                        11
     9.   Purchase Procedures                                       12
     10.  Redemption and Exchange Procedures                        12
     11.  Dividends, Distributions and Taxes                        13
     12.  Management of the Trusts                                  13
  C.   RECOMMENDATION OF THE WINTER HARBOR
      BOARD OF TRUSTEES                                       	    14
  D.   DISSENTERS' RIGHTS OF APPRAISAL                              14
  E.   FURTHER INFORMATION ABOUT THE TRUSTS                         15
  F.   VOTE REQUIRED                                                15

IV.  MISCELLANEOUS ISSUES                                           15
  A.   OTHER BUSINESS                                               15
  B.   SHAREHOLDER PROPOSALS                                        15
  C.   LEGAL MATTERS                                                16
  D.   FINANCIAL STATEMENTS                                         16


APPENDICES

Appendix A - Agreement and Plan of Reorganization
Appendix B - Prospectus of Royce Total Return Fund

                               I. INTRODUCTION

A.   BACKGROUND AND SUMMARY

  On September 25, 1998, REvest was reorganized from a separate series of The Royce Fund managed by Ebright Investments, Inc. ("EII") into an independent mutual fund with the goal of providing REvest with a better opportunity to attract new investors, and thereby maintain and possibly improve its expense ratio, as a separate entity.

  Unfortunately, the ensuing two years have been particularly difficult for many small-cap value funds and their managers. Concurrent with the Fund's reorganization, the Asian crisis prompted a flight to large-cap blue chip stocks. Then in 1999, once that threat had passed, investors became infatuated with growth oriented investments.

  The result was poor relative fund performance, a higher expense ratio and a steadily declining asset base as investors favored other sectors. For the same reasons, marketing REvest proved ineffective, providing no means to offset redemptions. As asset levels declined, the advisory fee paid to EII declined as well, causing operations to approach breakeven. This situation prompted the Board of Trustees of The Winter Harbor Fund to question the viability of both REvest and EII. Both subsequently decided that some form of exit strategy was in order.

  The Board considered both liquidating REvest and merging it with another small-cap value fund. The latter was more appealing as it provided a vehicle for continued long-term investing. The Board considered numerous funds and ultimately chose RTR. The decision was based upon a review of factors, including, but not limited to, investment objectives and policies, size, performance, risk profile, portfolio turnover and expense ratio. A more thorough discussion of these factors can be found below in "Recommendation of The Winter Harbor Fund Board of Trustees".

  In  this  Combined Prospectus/Proxy Statement, the Winter Harbor  Board  is
seeking REvest shareholder approval of the Agreement and Plan of Reorganization, whereby REvest's assets and liabilities would be acquired by RTR, and REvest would then be liquidated. Following the acquisition, the shareholders of REvest would become shareholders of RTR. This acquisition of REvest's assets and liabilities by RTR and the subsequent liquidation of REvest is called the "Reorganization".

  The Reorganization Plan provides that Royce & Associates, Inc. ("Royce") will pay up to $25,000 of REvest's expenses attributable to the Reorganization, including the costs and expenses incurred in the preparation and mailing of the notice, the Combined Prospectus/Proxy Statement and the proxy, and the solicitation of proxies, provided that RTR becomes obligated to consummate the Reorganization. REvest will pay costs and expenses in excess of $25,000, if any, or all costs and expenses if RTR does not become so obligated. REvest will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation material to the beneficial owners of the shares of REvest.

  In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview conducted by, among others, officers and employees of EII.

B.   THE PROPOSED REORGANIZATION

  At the Meeting, REvest shareholders will vote to approve or disapprove the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement. The Reorganization Plan includes the transfer of all or substantially all of the assets and liabilities of REvest to RTR in exchange for the RTR Shares, the pro rata distribution of the RTR Shares to REvest shareholders in full liquidation of such shareholders' beneficial interest in REvest, and the immediate liquidation and termination of REvest. The Reorganization is anticipated to be tax-free for Federal income tax purposes. See "Federal Income Tax Consequences" below.

  The investment objectives and strategies of RTR are substantially similar to those of REvest. Both REvest and RTR primarily seek long-term growth and secondarily current income by investing in a diversified portfolio of common stocks and convertible securities. The investment restrictions of RTR are substantially identical to those of REvest, except as described in "Comparison of the Funds" below. The differences described are not expected to meaningfully affect the manner in which the assets are managed.

  The Winter Harbor Board believes that the proposed Reorganization is in the best interests of REvest and its shareholders, and that the interest of existing shareholders will not be diluted as a result of the proposed Reorganization.

C.   COMPARISON OF FEES AND EXPENSES

  The tables below set forth transaction expense information with respect to REvest and RTR, as well as pro forma information for RTR after giving effect to the Reorganization. The tables were prepared based on the net asset, fee and expense levels of REvest and RTR as of December 31, 1999.

                Comparative Shareholder Transaction Expenses

                                   	    The REvest	    Royce Total
					    Value Fund      Return Fund
				            ----------      ------------

Sales Load Imposed on Purchases    		None           None
Sales Load Imposed on Reinvested Dividends      None           None
Deferred Sales Load                		None           None
Redemption Fees -
  1 Year or More After Account Opened		None		N/A
Early Redemption Fees -
  Less Than 1 Year After Account Opened		1.00%(a)	N/A
On purchases held for less than six months       N/A            1.00%(a)
On purchases held for six months or more         N/A           None
Exchange Fees                      		None           None
_____________________
(a)  The  early redemption fee will not apply to the redemption of RTR shares
     received   in  exchange  for  REvest  shares  in  connection  with   the
     Reorganization.



                 Comparative Annual Fund Operating Expenses
                   (as a percentage of average net assets)

							         Pro Forma
							         Combined
                                The REvest   Royce Total    (i.e.-RTR following
                                Value Fund   Return Fund    the Reorganization)
				----------   -----------    -------------------
Management Fees           	     1.00%         1.00%          1.00%
Distribution (12b-1) Fees 	     0.00%         0.00%          0.00%
Other Expenses            	     0.59%         0.31%          0.31%
  Total Annual Fund Operating
	Expenses  		     1.59%         1.31%	  1.31%

Fee Waiver                          (0.30)%       (0.06)%        (0.06)%
Net Annual Fund Operating Expenses   1.29%(a)     1.25%(b)        1.25%(b)
__________________
(a) EII voluntarily limited total fund operating expenses to 1.30% through December 31, 1999 and to 1.50% through June 30, 2000. Since June 30, 2000 no expense limitation has been in effect.
(b) Royce has contractually agreed to limit total fund operating expenses to 1.25% through December 31, 2000.

  The above table is to assist you in understanding the various relative costs and expenses that are borne by shareholders of REvest and RTR. It is based on expenses for the fiscal year ended December 31, 1999.

                               Expense Example

  This example is intended to help you compare the cost of investing in the Funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions, and that the Fund's total operating expenses (net of fee waiver for year one) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 year 	3 years   5 years  10 years
				------  -------   -------  --------
The REvest Value Fund           $169      $502     $866     $1,899
Royce Total Return Fund         $127      $409     $712     $1,574

  These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

D.   PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

     REvest   and   RTR   have  substantially  identical   minimum   purchase
requirements and other purchase and redemption policies and procedures. Currently, REvest shareholders may not exchange their shares for shares of other funds. Shares of RTR, however, may be exchanged for shares of certain other funds in The Royce Fund family at net asset value. The Royce Fund reserves the right to revise or suspend the exchange privilege at any time.

E.   SHARES AND VOTING

  The Winter Harbor Fund and The Royce Fund are both registered open-end diversified management investment companies organized as business trusts under the laws of the State of Delaware. Both The Winter Harbor Fund and The Royce Fund offer their shares in separate series, which operate as separate mutual funds. REvest is the sole series of The Winter Harbor Fund, and RTR is one of nine series of The Royce Fund. REvest's shareholders will receive shares of RTR in exchange for their REvest shares if the Reorganization is approved and consummated.

  The Board of Trustees of The Winter Harbor Fund has fixed the close of business on [RECORD DATE] as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournments thereof. Shareholders on the record date will be entitled to one vote for each share held. As of August 18, 2000, REvest had 1,349,279 shares outstanding.

  All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or if no specification is made, in favor of the proposal. Any shareholder giving a proxy has the power to revoke it at any time prior to its use by mail (addressed to the Secretary at The Winter Harbor Fund, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202) or in person at the Meeting by executing a superseding proxy, or by submitting a notice of revocation to REvest. If any other matters come before the Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

  Approval of the Agreement and Plan of Reorganization will require the affirmative vote of a "majority of the outstanding voting securities" of REvest. The term "majority of the outstanding voting securities", as defined in the 1940 Act and as used in this Combined Prospectus/Proxy Statement, means: the affirmative vote by the holders of the lesser of (1) 67% or more of the shares of REvest present at the Meeting if more than 50% of the outstanding shares of REvest are present in person or by proxy or (2) more than 50% of the outstanding shares of REvest. The Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

  Abstentions will have the effect of a "no" vote. Broker non-votes will have the effect of a "no" vote if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of REvest. Broker non-votes will not constitute "yes" or "no" votes and will be disregarded in determining the REvest shares "present" if such vote is determined on the basis of the affirmative vote of 67% of the REvest shares present at the Meeting with respect to the proposal.

  As of the Record Date, the following persons or groups owned beneficially or of record 5% or more of the outstanding shares of beneficial interest of
REvest:



Name and Address       Number of Shares    Percentage Owned   Type of Ownership
----------------       ----------------    ----------------   -----------------
The Carlisle Companies 					      Beneficial
Defined Benefit Plan
250 South Clinton Street
Suite 201
Syracuse, NY  13202

Joyce M. Ebright				   	      Beneficial
P.O. Box 39
Mt. Gretna, PA 17064

  The Board of Trustees of The Winter Harbor Fund, including all of the Trustees who are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), approved the Reorganization Plan, which is subject to approval by the shareholders of REvest. The Board of Trustees of The Royce Fund, including all of its Independent Trustees, unanimously approved the Reorganization Plan.

                              II.  RISK FACTORS

  Because   the   investment  objectives  and  strategies   of   REvest   are
substantially similar to those of RTR, the risks associated with them also are similar.

  As mutual funds investing primarily in common stocks and/or securities convertible into common stocks, both RTR and REvest are subject to market risk, that is, the possibility that common stock prices
will decline over short or even extended periods.   RTR and REvest may invest
in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The such companies may be more volatile in price and have lower trading volumes than larger capitalization stocks.

  For  additional  information  regarding  the  principal  risk  factors   of
investing in RTR, see "Primary Risks for Fund Investors" in the Prospectus attached to this Combined Prospectus/Proxy Statement as Appendix B.

                             III. THE PROPOSAL:

            APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

A.   DESCRIPTION OF THE PROPOSED REORGANIZATION

  1.   The Reorganization

  If the Reorganization is approved, each shareholder of REvest will become a shareholder of RTR. On the closing date of the Reorganization, RTR will acquire all or substantially all the assets and liabilities of REvest, and will issue to REvest the number of RTR Shares determined by dividing the value of REvest's assets and liabilities so transferred by the net asset value of one RTR Share. The assets and liabilities of REvest and the net asset value of RTR will be calculated at the close of business on the closing date according to RTR's valuation procedures described in its Prospectus dated May 1, 2000.

  Immediately following that asset transfer, REvest will distribute the RTR Shares it receives pro rata to each remaining shareholder of REvest based on the percentage of the outstanding shares of REvest held of record by that shareholder on the closing date of the Reorganization.

  This distribution of RTR Shares by REvest to its shareholders in full liquidation of their shares of REvest will be accomplished by the establishment of book accounts on the share records of RTR in the name of the respective shareholders of REvest, representing the pro rata numbers of RTR Shares deliverable to each shareholder of REvest. Fractional shares will be carried to the third decimal place. Certificates evidencing the RTR Shares will not be issued.

  Immediately following REvest's pro rata liquidating distribution of the RTR Shares to its shareholders, REvest will liquidate and terminate.

  Consummation of the Reorganization is subject to the satisfaction of a number of conditions set forth in the Reorganization Plan, some of which may be waived by The Winter Harbor Fund. Among the significant conditions which may not be waived are (i) the receipt by The Winter Harbor Fund and The Royce Fund of an opinion of counsel as to certain Federal income tax aspects of the Reorganization (see "Federal Income Tax Consequences" below) and (ii) the approval of the Reorganization Plan by the affirmative vote of the holders of at least a majority of the outstanding shares of REvest, as defined in the 1940 Act.

  Royce has agreed that, if RTR becomes obligated to complete the transactions contemplated by the Reorganization Plan, it will pay up to $25,000 of REvest's costs and expenses related to the Reorganization. REvest will pay any costs above that amount and will have to pay all

Reorganization-
related costs and expenses if RTR does not become obligated to consummate the Reorganization transactions.

  The above is a summary of the Reorganization. The summary is not a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached to this Combined Prospectus/Proxy Statement as Appendix A.

  2.   Effect of the Reorganization

  If the Reorganization is approved and completed, shareholders of REvest as of the closing date of the Reorganization will become shareholders of RTR, which will acquire the net assets of REvest. The net asset value of the RTR Shares held by each shareholder of REvest immediately after consummation of the Reorganization will be equivalent to the net asset value of the REvest shares held by that shareholder immediately before consummation of the Reorganization.

  RTR will establish an account for each REvest shareholder containing the appropriate number of RTR Shares. Receipt of RTR Shares by a REvest shareholder will be deemed to authorize RTR and its agents to establish for the REvest shareholder, with respect to RTR, all of the same (i) account options, including telephone redemptions, if any, (ii) dividend and distribution options and (iii) options for payment that the REvest shareholder had elected previously with respect to REvest that are available to shareholders of RTR. Similarly, no further action will be necessary in order to continue, with respect to RTR Shares, any retirement plan currently maintained by a REvest shareholder.

  Following the Reorganization, RTR is expected to operate in a manner that is substantially similar to the current operation of REvest. The responsibilities, powers and duties of the Trustees of The Royce Fund are substantially similar to those of the Trustees of The Winter Harbor Fund. The Royce Fund's Trustees supervise the business affairs of RTR, whose investments are managed by Royce, The Royce Fund's investment adviser. Background information with respect to The Royce Fund's Trustees and officers is set forth in The Royce Fund's Statement of Additional Information, which is available without charge from The Royce Fund upon request.

  Charles M. Royce, Royce's Chief Investment Officer, is and will continue to be responsible for the day-to-day management of RTR's portfolio. Jennifer
E. Goff, REvest's portfolio manager, will join the investment staff of Royce following the Reorganization, and is initially expected, as a staff member, to among other duties, assist Mr. Royce in his day-to-day management of RTR's portfolio. Ms. Goff will be an at will employee, and her base compensation and discretionary bonus from Royce are not expected to exceed $100,000 per annum for the two years following the Reorganization.

  Following the Reorganization, State Street Bank and Trust Company will become custodian for any IRA or 403(b) plan assets currently invested in REvest for which Firstar Bank N.A. currently serves as custodian.

  3.   Federal Income Tax Consequences

  The Winter Harbor Fund and The Royce Fund must receive, as a condition to the closing of the Reorganization, an opinion from Bernstein, Shur, Sawyer & Nelson, P.A., counsel to The Winter Harbor Fund and EII, to the effect that, based on the facts, assumptions and representations of the parties, for Federal income tax purposes:

  (i) The transfer by REvest of all or substantially all of its assets to RTR in exchange for the RTR Shares and the assumption by RTR of substantially all of the liabilities of REvest, followed by the distribution of the RTR Shares to REvest shareholders in dissolution and liquidation of REvest, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and RTR and REvest will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

  (ii) no gain or loss will be recognized by RTR upon the receipt of the assets and the assumption of substantially all of the liabilities of REvest solely in exchange for the RTR Shares;

  (iii) no gain or loss will be recognized by REvest upon the transfer of its assets to RTR in exchange for the RTR Shares and the assumption by RTR of substantially all of the liabilities of REvest or upon the distribution (whether actual or constructive) of the RTR Shares to the shareholders of REvest in exchange for their shares of REvest;

  (iv) no gain or loss will be recognized by REvest shareholders upon the exchange of their REvest shares for the RTR Shares in liquidation of REvest;

  (v) the aggregate tax basis of the RTR Shares received by each REvest shareholder will be the same as the aggregate tax basis of the REvest shares held by such shareholder immediately prior to the Reorganization;

  (vi) the holding period of the RTR Shares received by each REvest shareholder will include the holding period during which the REvest shares surrendered and exchanged therefor were held, provided that the REvest shares were held as capital assets in the hands of the REvest shareholders on the date of the Reorganization;

  (vii) the tax basis of the REvest assets acquired by RTR will be the same as the tax basis of such assets to REvest immediately prior to the Reorganization; and

  (viii) the holding period of the REvest assets in the hands of RTR will include the period during which those assets were held by REvest.

  The foregoing is only intended to be a summary of the principal Federal income tax consequences of the Reorganization and should not be considered to be tax advice. In addition, while it is believed that the foregoing is correct, it is not certain that the U.S. Internal Revenue Service will agree with the conclusions stated above. Shareholders of REvest should consult their own tax advisers regarding the Federal, state, local and foreign tax consequences with respect to the foregoing matters and any other considerations which may be applicable to them.

  4.   Description of the RTR Shares

  Each   RTR   Share  received  by  REvest  shareholders  pursuant   to   the
Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each RTR Share will represent an equal interest in the assets of RTR. RTR shares are sold and redeemed based upon the net asset value of RTR next determined after receipt of the purchase or redemption request, as described in the RTR Prospectus.

  5.   Pro Forma Capitalization

  The following table shows the capitalization of the Funds separately as of June 30, 2000 (unaudited), and combined in the aggregate on a pro forma basis (unaudited) as of that date, giving effect to the Reorganization:

                          The REvest	 Royce Total	Pro Forma
			  Value Fund     Return Fund    Combined
			  ----------     -----------    ---------
Net Assets                $15,480,452   $222,706,035  $238,186,487
Shares Outstanding          1,465,883     30,488,576    31,954,459
Net Asset Value Per Share      $10.56          $7.30         $7.30

B.   COMPARISON OF THE FUNDS

  1.   Investment Objectives, Policies and Restrictions

  The investment policies and restrictions of REvest are substantially similar to those of RTR. Both REvest and RTR primarily seek long-term growth and secondarily current income by investing in a diversified portfolio of common stocks and convertible securities. Prospective portfolio investments for each Fund are selected on a value basis and are primarily limited to small companies viewed by the Funds' respective investment advisers as having attractive financial characteristics and trading below the investment adviser's estimate of the companies' current worth, with the expectation that the market price of the securities should increase in time, resulting in capital appreciation for Fund investors.

  To  achieve this objective, REvest normally invests at least 90%  (65%  for
RTR) of its assets in common stocks and convertible securities. At least 80% (90% for RTR) of these securities should produce dividend or interest income to the Fund, and at least 80% (65% for RTR) should be issued by companies with stock market capitalizations between $200 million and $2 billion (of less than $1.5 billion for RTR) at the time of investment. Royce expects RTR to have a median market cap below $1 billion (above $500 million for REvest). As of June 30, 2000, the median market capitalization of the portfolios of REvest and RTR were $515 million and $376 million, respectively. The remainder of each Fund's assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities.

  The fundamental investment restrictions of the Funds are substantially identical, except as noted below, and cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act.

  2.   Investment Restrictions

  Both   the   Funds  have  substantially  identical  fundamental  investment
restrictions,  which  may  not be changed without shareholder  approval.   An
outline of the substantive differences follows:

                                   REvest
				   ------
Cannot invest more than 5% of its total assets in the securities of foreign issuers

May loan up to 5% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times)

Cannot purchase any warrants, rights or options, except that REvest may, if no value is assigned thereto, acquire warrants in units with or attached to debt securities or non-convertible preferred stock


                                     RTR
				     ---
Cannot invest more than 10% of its total assets in the securities of foreign issuers

May loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times)

Cannot invest more than 5% of its total assets in warrants, rights and options

  3.   Performance Information

  In approving the Reorganization, the Winter Harbor Board considered RTR's long-term performance record. Set forth below is total return information for periods ended June 30, 2000.

		    	       Three Year        Five Year	Average Annual Total
	        One Year     Average Annual   Average Annual 	Return Since REvest
Total Return  Total Return    Total Return     Total Return   	Inception (August 1, 1994)
------------  ------------   --------------   --------------    --------------------------
Revest      	-2.44%     	 3.29%              9.22%        	8.97%
RTR          	 2.89%     	 6.43%             13.61%              14.55%

  Total returns are historical measures of past performance and are not intended to indicate future performance. They assume the reinvestment of all net investment income dividends and capital gains distributions.

  4.   Advisory Fees and Other Expenses

  The initial fee rates payable for investment advisory services by REvest and RTR are identical at 1.00% per annum of the Fund's average daily net assets. However, REvest has a breakpoint in its fee structure, paying 0.75% per annum of its average daily net assets in excess of $50 million. As of June 30, 2000, REvest had $15 million in net assets. RTR's investment advisory fee rate is not reduced for assets in excess of $50 million.

  Royce has voluntarily agreed to limit RTR's total fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.25% of RTR's average net assets through December 31, 2000. Total fund operating expenses paid by REvest shareholders for the year ended December 31, 1999 amounted to 1.29% of REvest's average net assets. EII had voluntarily agreed to limit REvest's total fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.30% through December 31, 1999 and 1.50% through June 30, 2000.

  5.   Other Information on the Investment Advisory Agreements

  EII is REvest's investment adviser and Royce is RTR's investment adviser (together, the "Advisers"). The duties and obligations of the adviser outlined in the RTR Investment Advisory Agreement are substantially similar to those in the Investment Advisory Agreement currently in effect for REvest. Under the Investment Advisory Agreements currently in place, the Advisers (i) determine the composition of their Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes; and (ii) provide their respective Fund with such investment advisory, research and related services as it may, from time to time, reasonably require for the investment of its funds.

  6.   Distribution Agreements

  Royce Fund Services, Inc., 1414 Avenue of the Americas, New York, New York 10019, a wholly-owned subsidiary of Royce, distributes RTR's shares under a Distribution Agreement with The Royce Fund, on behalf of RTR. The Royce Fund's Distribution Agreement relating to RTR's shares is substantially similar in all material respects to The Winter Harbor Fund's Underwriting Agreement with Integrated Fund Distributors, Inc. for REvest. Neither REvest nor RTR pay any fees for services under such Agreements.

  7.   Transfer Agency and Service Agreements

  National Financial Data Services ("NFDS"), 1004 Baltimore, Kansas City, MO 64105, serves as the transfer agent and dividend disbursing agent for RTR pursuant to a Transfer Agency and Service Agreement with The Royce Fund, on behalf of RTR, which is substantially similar in all material respects to the current Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between The Winter Harbor Fund, on behalf of REvest, and Integrated Fund Services, Inc. ("IFS").

  Royce provides certain administrative services to, and assists in managing and supervising all aspects of, RTR's general day-to-day business activities and operations, including oversight of custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Currently, REvest has an Administration Agreement with IFS, under which it pays a fee of $2,000 per month.

  8.   Custody Agreements

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02107, serves as the custodian for RTR under a Custody Contract with The Royce Fund, on behalf of RTR. The Custody Contract with State
Street is substantially similar in all material respects to The Winter Harbor Fund's Custody Agreement with Firstar Bank, N.A.

  9.   Purchase Procedures

  REvest generally requires a minimum initial investment of $2,000 for regular accounts or $500 for IRAs, and minimum subsequent investments of $50 or more. RTR has identical minimum purchase requirements.

  Shares of both Funds may be purchased at their respective net asset values next determined after receipt by their respective transfer agents of a shareholder's request in Good Order. The Funds' net asset values per share are calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 pm Eastern time) and are determined every day that the Exchange is open. In the interest of economy and convenience, physical certificates representing RTR Shares will not be issued.

  Both Funds have automatic investment and direct deposit plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks or from payroll or government checks and are applied to purchase shares of the Funds.

  10.  Redemption and Exchange Procedures

  Shareholders of both Funds may redeem their shares at their respective net asset values next determined after receipt by their respective transfer agents of a written or telephone redemption request in Good Order.

  Each Fund may suspend the right of redemption or postpone payment at times when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency conditions. While both Funds normally make redemptions in cash, they reserve the right to satisfy a shareholder's redemption request by delivering selected shares or units of portfolio securities (redemptions in kind) under certain circumstances.

  Each Fund reserves the right to involuntarily redeem shares in any shareholder account that falls below the minimum initial investment due to redemptions by the shareholder. If, at any time, the balance in an account does not have a value at least equal to the minimum initial investment, the shareholder may be notified that the value of such an account is below the Fund's minimum account balance requirement. The shareholder would then have 60 days to increase the account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.

  Currently, REvest shareholders may not exchange their shares for shares of other funds. Shares of RTR, however, may be exchanged for shares of certain other funds in The Royce Fund family at net asset value, as set forth in RTR's Prospectus dated May 1, 2000. The Royce Fund reserves the right to revise or suspend the exchange privilege at any time.

  11.  Dividends, Distributions and Taxes

  The Funds pay dividends from net investment income quarterly and distribute net realized capital gains annually in December. Dividends and distributions are automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

  Each year, shareholders receive information as to the tax status of distributions made by the Funds for the prior calendar year. Unless the account is an IRA or is otherwise exempt from taxation, all distributions by the Funds are subject to Federal income tax regardless of whether they were received in cash or reinvested in additional shares. Distributions paid from the Funds' net investment income and short-term capital gains are taxable as ordinary income dividends. Distributions paid from long-term capital gains of the Funds are taxable as capital gains, regardless of how long the shares were held.

  12.  Management of the Trusts

  General. Both The Winter Harbor Fund and The Royce Fund are Delaware business trusts. The Winter Harbor Fund is governed by its Trust Instrument dated June 26, 1997 (as amended), and applicable Delaware law. The Royce Fund is governed by its Trust Instrument dated April 12, 1996 (as amended), and applicable Delaware law. The business affairs of both REvest and RTR are managed under the direction of the respective Boards of Trustees of The Winter Harbor Fund and The Royce Fund.

  Shares. The number of authorized shares of beneficial interest of both The Winter Harbor Fund and The Royce Fund is unlimited. Under the Trust Instruments of both The Winter Harbor Fund and The Royce Fund, the Board of Trustees may, without shareholder approval, provide for the issuance of additional classes or series of shares of beneficial interest with such preferences, conversion or other rights and characteristics as shall be determined by resolution of the Board of Trustees.

  Shareholder Meetings. Neither The Winter Harbor Fund nor The Royce Fund is required to hold annual meetings of shareholders, but are required to hold meetings of shareholders for purposes of voting on certain matters as required under the 1940 Act.

  Liability and Indemnification of Trustees and Officers. Both The Winter Harbor Fund and The Royce Fund provide for the indemnification of their Trustees and officers to the full extent permitted by Delaware law. Under the Reorganization Plan, neither The Royce Fund nor RTR will assume any obligation that The Winter Harbor Fund or REvest may have to indemnify The Winter Harbor Fund's Trustees and officers.

  Removal of Trustees. Both The Winter Harbor Fund and The Royce Fund may, subject to the limits of the 1940 Act, remove a Trustee with or without cause, by the affirmative vote of (i) two-thirds of the Board of Trustees or
(ii) the shareholders owning at least two-thirds of the outstanding shares of the Trust.

  The foregoing is only a summary of certain characteristics of the operations of The Winter Harbor Fund and The Royce Fund, their Trust Instruments and Delaware law. The foregoing is not a complete description of the documents cited.

C.   RECOMMENDATION OF THE WINTER HARBOR BOARD OF TRUSTEES

  After due consideration, the Board of Trustees of The Winter Harbor Fund, including all of the Independent Trustees, has concluded that the Reorganization is in the best interest of REvest and its shareholders, and that the interests of the existing REvest shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Board, therefore, has submitted the Reorganization Plan effecting the Reorganization for approval by REvest shareholders at the Meeting, and recommends that REvest shareholders approve the Reorganization Plan. Pending the approval of REvest's shareholders, the Reorganization is anticipated to occur on October 8, 2000, or such later date prior to December 30, 2000 as the parties may agree.

  In reaching this conclusion, the Board of Trustees of The Winter Harbor Fund specifically considered the following factors:

  (i) the continuity of the investment objectives, policies and restrictions, as well as the service features available to shareholders, of REvest and RTR;

  (ii) the capabilities and resources of Royce and the other RTR service providers in the areas of investment management, administration, fund accounting, transfer agency, custody, marketing and shareholder servicing, as applicable;

  (iii) the lower expense ratio of RTR relative to REvest;

  (iv) the long-term performance record of RTR;

  (v) the terms and conditions of the Reorganization Plan and whether the Reorganization would result in a dilution of shareholder interests;

  (vi) Royce's undertaking to pay up to $25,000 of the costs of the Reorganization;

  (vii) the Federal income tax consequences of the Reorganization;

  (viii) possible alternatives to the Reorganization; and

  (ix) the current asset levels of REvest and RTR.

  The Trustees of the Winter Harbor Fund recommend that shareholders of REvest vote in favor of the transaction.

D.   DISSENTERS' RIGHTS OF APPRAISAL

  Shareholders of REvest who object to the proposed Reorganization will not be entitled to any "dissenters' rights of appraisal" under Delaware law. However, those shareholders have the right at any time up to the closing date of the Reorganization to redeem their REvest shares at their then current net asset value. After the Reorganization, such shareholders will hold shares of RTR, which may also be redeemed at their then current net asset value in accordance with the procedures described in RTR's Prospectus dated May 1, 2000.

E.   FURTHER INFORMATION ABOUT THE FUNDS

  For a more detailed discussion of the investment objectives, strategies and risks of RTR, see the prospectus for RTR dated May 1, 2000, as set forth in Appendix B. For a more detailed discussion of the investment objectives, strategies and risks of REvest, see the prospectus and statement of additional information for REvest, each dated February 29, 2000. These documents are incorporated herein by reference. Copies may be obtained without charge by contacting Ebright Investments, Inc. ("EII") at 511 Congress Street, Portland, Maine 04101 or by telephoning EII at (800) 277-5573.

  Both The Winter Harbor Fund and The Royce Fund are subject to the informational requirement of the 1940 Act, and in accordance therewith, each files reports, proxy materials and other information with the Securities and Exchange Commission (the "SEC"). Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also may be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549.

F.   VOTE REQUIRED

  Approval of the Agreement and Plan of Reorganization will require the affirmative vote of a "majority of the outstanding voting securities" of REvest. The term "majority of the outstanding voting securities", as defined in the 1940 Act and as used in this Combined Prospectus/Proxy Statement, means: the affirmative vote by the holders of the lesser of (1) 67% or more of the shares of REvest present at the Meeting if more than 50% of the outstanding shares of REvest are present in person or by proxy or (2) more than 50% of the outstanding shares of REvest. If the shareholders of REvest do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board will consider liquidating the Fund.



                              IV. MISCELLANEOUS

A.   OTHER BUSINESS

  The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board's intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.   SHAREHOLDER PROPOSALS

  The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of REvest shareholders will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

C.   LEGAL MATTERS

   Certain legal matters in connection with the Reorganization will be passed upon by Bernstein, Shur, Sawyer & Nelson, P.A., 100 Middle Street, Portland, Maine 04101. Bernstein, Shur, counsel to The Winter Harbor Fund, REvest and EII, will render the opinion as to certain Federal income tax consequences of the Reorganization.

D.   FINANCIAL STATEMENTS

  The audited financial statements of REvest incorporated by reference in the Statement of Additional Information related to this Combined Prospectus/Proxy Statement (the "SAI") have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their reports thereon. Copies of these financial statements may be obtained without charge by contacting EII at 511 Congress Street, Portland, Maine 04101 or by telephoning EII at (800) 277-5573.

  The audited financial statements of RTR incorporated by reference in the SAI have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their reports thereon. Copies of these financial statements may be obtained without charge by contacting Royce at 1414 Avenue of the Americas, New York, New York 10019 or by telephoning Royce at (800) 221-4268.

            Please complete, date and sign the enclosed proxy and

                return it promptly in the enclosed envelope.

                                                            	     APPENDIX A
-------------------------------------------------------------------------------


                    AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 4th day of August, 2000, by and between The Royce Fund ("TRF"), a Delaware business trust, with respect to its Royce Total Return Fund series ("RTR"), with its principal place of business at 1414 Avenue of the Americas, New York, New York 10019, and The Winter Harbor Fund ("WHF"), a Delaware business trust, with respect to its The REvest Value Fund series ("REvest"), with its principal place of business at 511 Congress Street, Portland, Maine 04101.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368 (a)(1)(C) of the United States Internal Revenue Code of 1986 (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of REvest to RTR in exchange solely for shares of beneficial interest of RTR (the "RTR Shares") and the assumption by RTR of substantially all of the liabilities of REvest and the distribution, after the Closing Date hereinafter referred to, of the RTR Shares to the shareholders of REvest in liquidation of REvest as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement;

     WHEREAS, RTR is a separate investment series of TRF, a registered open-end management investment company, REvest is a separate investment series of WHF, a registered open-end management investment company, and REvest owns securities which are assets of the character in which RTR is permitted to invest;

     WHEREAS, both RTR and REvest are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of TRF have determined that the exchange of all or substantially all of the assets of REvest for RTR Shares and the assumption of substantially all of the liabilities of REvest by RTR on the terms and conditions hereinafter set forth is in the best interests of RTR; and

     WHEREAS, the Trustees of WHF have determined that REvest should exchange all or substantially all of its assets and substantially all of its liabilities for RTR Shares, and that the interests of the existing shareholders of REvest will not be diluted as a result of the transactions contemplated herein.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

                                  ARTICLE I

  TRANSFER OF ASSETS OF REVEST IN EXCHANGE FOR RTR SHARES AND ASSUMPTION OF
               REVEST'S LIABILITIES AND LIQUIDATION OF REVEST

     1.1 The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, REvest agrees to transfer its assets, as set forth in paragraph 1.2 to RTR, and RTR agrees in exchange therefor (i) to deliver to REvest the RTR Shares, including fractional RTR Shares, equal in aggregate value to the aggregate value of shares of beneficial interest of REvest ("REvest Shares"), including fractional REvest Shares, that are issued and outstanding as of the time and date set forth in paragraph 2.1, and (ii) to assume substantially all of the liabilities of REvest, as set forth in paragraph 1.3. Such transactions will take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 Assets to be Acquired. The assets of REvest to be acquired by RTR will include all property, including without limitation all cash, securities and dividends or interest receivable, which is owned by REvest and any deferred or prepaid expenses shown as an asset on the books of the REvest on the Closing Date.

     1.3 Liabilities to be Assumed. REvest will use its best efforts to discharge all of its known liabilities and obligations that are then due and payable prior to the Closing Date. RTR will assume (i) all of the liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of REvest, prepared by WHF as of the Valuation Date (as defined in paragraph 2.1) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and (ii) any other liabilities, whether absolute or contingent, accrued or unaccrued, of REvest that are disclosed to and accepted by TRF in writing at or before the Closing Date. In no event will TRF or RTR assume any liability or obligation of WHF or REvest based upon, arising out of or in any way involving (a) any actual or alleged act or failure to act by WHF, REvest, Ebright Investments, Inc., REvest's investment adviser, and/or any trustee, director, officer, employee or other representative or agent of any of such entities, constituting or otherwise involving any actual or alleged violation of any Federal, state or other law, rule or regulation, breach of fiduciary duty or error, misstatement, misleading statement or other neglect or breach of duty or (b) any contract or other undertaking to which WHF or REvest is a party or otherwise bound except to the extent that such contractual or other liability or obligation is reflected in such Statement of Assets and Liabilities of REvest.

     1.4 Liquidation and Distribution. Immediately after the closing on the Closing Date (the "Liquidation Date"), (i) REvest will liquidate and distribute pro rata to REvest's shareholders of record, determined as of the close of business on the Closing Date (the "REvest Shareholders"), the RTR Shares received by REvest pursuant to paragraph 1.1, and (ii) REvest will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the RTR Shares then credited to the account of REvest on the books of REvest, to open accounts on the share records of RTR in the names of the REvest Shareholders and representing the respective pro rata number of the RTR Shares due such shareholders. All issued and outstanding shares of REvest will simultaneously be canceled on the books of REvest. Issued and outstanding share certificates of REvest will be deemed to have been automatically cancelled on the Closing Date. In the interest of economy and convenience, certificates representing the RTR Shares will not be physically issued.

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

     1.5 Ownership of Shares. Ownership of the RTR Shares will be shown on the books of RTR's transfer agent. Shares of RTR will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of REvest, as described in paragraph 5.7.

     1.6 Transfer Taxes. Any transfer taxes payable upon issuance of the RTR Shares in a name other than the registered holder of the REvest shares on the books of REvest as of that time will, as a condition of such issuance and transfer, be paid by the person to whom such RTR Shares are to be issued and transferred.

     1.7 Reporting Responsibility. WHF and REvest are and will remain responsible for preparing, distributing and filing any shareholder reports and regulatory or tax filings as required by Federal or state law relating to REvest, whether they arise before or after the Closing Date.

    1.8 Termination. REvest will be terminated as of the Closing Date upon the making of all distributions pursuant to paragraph 1.4.

                                 ARTICLE II

                                  VALUATION

     2.1 Valuation of Assets. The value of REvest's assets to be acquired by RTR hereunder will be the value of such assets computed as of the close of regular trading at 4:00 p.m. (E.T.) on the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), after giving effect to the declaration and/or payment of any net investment income dividends and/or capital gain distributions, using the valuation procedures set forth in TRF's Trust Instrument and RTR's then current prospectus and statement of additional information or such other valuation procedures as will be mutually agreed upon in writing by the parties.

    2.2 Valuation of Shares. The net asset value of each RTR Share to be issued to REvest at the Closing on the Closing Date will be computed as of the close of regular trading at 4:00 p.m. (E.T.) on the New York Stock Exchange on the Valuation Date, after giving effect to the declaration and/or payment of any net investment dividends and/or capital gain distributions, using the valuation procedures set forth in TRF's Trust Instrument and RTR's then current prospectus and statement of additional information.

    2.3 Shares to be Issued. The number of RTR Shares to be issued (including fractional shares, if any) in exchange for REvest's net assets will be equal in aggregate value to the aggregate value of REvest Shares (including fractional shares, if any) that are issued and outstanding immediately prior to the Closing on the Closing Date.

     2.4 Determination of Value. All computations of value will be made by State Street Bank and Trust Company ("State Street"), the custodian for RTR, in accordance with its regular practice in pricing the shares and valuing the net assets of RTR.

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

                                 ARTICLE III

                          CLOSING AND CLOSING DATE

    3.1 Closing Date. The Closing Date will be September 22, 2000 or such later date prior to December 30, 2000 as the parties may agree to in writing. All acts taking place at the Closing will be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing will be held as of 5:00 p.m. (E.T.) at TRF's principal place of business in New York, New York, or at such other time and/or place as the parties may agree.

  3.2 Custodian's Certificate. State Street will deliver to TRF at the Closing a certificate of an authorized officer or employee stating that: (i) REvest's portfolio securities, cash and any other assets have been received by it in proper form from Firstar Bank, N.A., as custodian for REvest, on the Closing Date and (ii) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with its receipt of such portfolio securities.

  3.3 Effect of Suspension in Trading. In the event that on the Valuation Date (i) the New York Stock Exchange or another primary trading market for portfolio securities of REvest will be closed to trading or trading thereon will be restricted or (ii) trading or the reporting of trading on such Exchange or elsewhere will be disrupted so that accurate appraisal of the value of the net assets of REvest is impracticable, the Closing Date will be postponed until the first business day prior to December 30, 2000 after the day when trading will have been fully resumed and reporting will have been restored.

  3.4 Transfer Agent's Certificate. Integrated Fund Services, Inc., as transfer agent for REvest, will deliver to TRF at the Closing, a certificate of an authorized officer or employee stating that its records contain the names and addresses of REvest's Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. State Street, as transfer agent for RTR, will issue and deliver to TRF at the Closing a confirmation evidencing the RTR Shares credited to REvest's account on the books and records of RTR on the Closing Date or provide evidence satisfactory to WHF that such RTR Shares have been so credited. At the Closing, each party will deliver to the other such checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                 ARTICLE IV

                       REPRESENTATIONS AND WARRANTIES

     4.1 Representations of WHF. WHF represents and warrants to TRF and RTR as follows:

       (a) REvest is a separate investment series of WHF, a business trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware;

       (b)    WHF  is  a  registered  investment  company  classified  as   a
  management company of the open-end type, and WHF's registration with the Securities and Exchange

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

  Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect;

       (c) The current prospectus and statement of additional information of REvest conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act and the rules and regulations of the Commission thereunder and, to the knowledge of WHF, does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

       (d) WHF is not, and the execution, delivery and performance of this Agreement (subject to REvest shareholder approval) will not result, in violation of any provision of WHF's Trust Instrument or By-laws or, to its knowledge, of any agreement, indenture, instrument, contract, lease or other undertaking to which WHF is a party or by which REvest is bound;

       (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or, to WHF's knowledge, threatened against REvest or any of its properties or assets which, if adversely determined, could materially and adversely affect its financial condition, the conduct of its business or the ability of REvest to carry out the transactions contemplated by this Agreement. WHF is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects REvest's business or its ability to consummate the transactions herein contemplated. WHF knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects REvest's business or its ability to consummate the transactions contemplated herein;

       (f) All Federal and other tax returns and reports of REvest required by law to have been filed have been filed and are correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due have been paid or provision has been made for the payment thereof, and, to WHF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

       (g) All issued and outstanding shares of REvest are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by REvest (except that, under non-Delaware law, REvest Shareholders could, under certain circumstances, be held personally liable for obligations of REvest). All of the issued and outstanding shares of REvest will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent, as provided in paragraph 3.4;

       (h) At the Closing Date, REvest will own the assets to be transferred by it to RTR pursuant to paragraph 1.2 and have full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, RTR will become the owner thereof, subject to no restrictions on the full transfer thereof created by WHF, other than as disclosed to and accepted by TRF in writing at or before the Closing Date;

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

       (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of WHF and REvest and, subject to approval by REvest's shareholders, this Agreement constitutes a valid and binding obligation of REvest, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (j) The information to be furnished by WHF about REvest and its investment adviser and other affiliates for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

       (k) The proxy statement of REvest to be included in the Registration Statement referred to in paragraph 5.7 (other than information therein that relates to TRF, RTR, Royce & Associates, Inc. or any of their respective affiliates) will not, on the effective date of the Registration Statement (the "Effective Date") and on the Closing Date, to WHF's knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (l) The Statement of Assets and Liabilities of REvest at December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and is in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statement (a copy of which has been furnished to RTR) presents fairly, in all material respects, the financial position of REvest as of such date in accordance with GAAP, and there are no known contingent liabilities of RTR required to be reflected on a balance sheet (including notes thereto) in accordance with GAAP as of such date not disclosed therein;

       (m) Since December 31, 1999, to WHF's knowledge, there has not been any material adverse change in REvest's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by REvest of indebtedness, except as otherwise disclosed to and accepted in writing by TRF. For the purposes of this subparagraph (m), a decline in net asset value per share of REvest due to declines in the values of securities in REvest's portfolio, the discharge of REvest liabilities or the redemption of REvest shares by REvest's shareholders will not constitute a material adverse change; and

       (n) For each taxable year of its operation (including the taxable year including the Closing Date), REvest has elected to be treated as a regulated investment company under Subchapter M of the Code, has computed and will compute its Federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

  4.2 Representations of TRF. TRF represents and warrants to, and covenants with, WHF and REvest as follows:

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

       (a) TRF is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

       (b) TRF is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

       (c) The current prospectus and statement of additional information of RTR (the "RTR Prospectus") conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and, to the knowledge of TRF, does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that TRF makes no representation regarding the accuracy or completeness of information furnished, or representations made, by WHF pursuant to subparagraphs 4.1 (j) and (k) above;

       (d) TRF is not, and the execution, delivery and performance of this Agreement will not result, in any violation of TRF's Trust Instrument or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which TRF is a party or by which RTR is bound;

       (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TRF's knowledge, threatened against RTR or any of its properties or assets which, if adversely determined, would adversely affect its financial condition and the conduct of its business or its ability to carry out the transactions contemplated by this Agreement. TRF knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects RTR's business or RTR's ability to consummate the transactions contemplated herein;

       (f) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of RTR, and this Agreement constitutes a valid and binding obligation of RTR enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (g) The RTR Shares to be issued and delivered to REvest, for the account of the REvest Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued RTR Shares and will be fully paid and non-assessable (except that, under non-Delaware law, shareholders of RTR could, under certain circumstances, be held personally liable for obligations of RTR);

       (h) The information to be furnished by TRF about RTR and its investment adviser and other affiliates for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with Federal securities and other laws and regulations applicable thereto;

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

       (i) The Prospectus and Proxy Statement to be included in the Registration Statement (insofar as it relates to TRF, RTR, Royce & Associates, Inc. or any of their respective affiliates) will not, on the Effective Date and on the Closing Date, to RTR's knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (j) There is no plan or intention to sell or dispose of any assets acquired from REvest other than in the ordinary course of business; and

       (k) There is no plan or intention to make redemptions of any RTR Shares other than in the ordinary course of business.

                                  ARTICLE V

                          COVENANTS OF WHF AND TRF

  5.1 Operation in Ordinary Course. REvest will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

  5.2 Approval of Shareholders. WHF will call a meeting of the shareholders of REvest to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

  5.3 Investment Representation. WHF covenants that the RTR Shares to be issued hereunder are not being acquired by REvest for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

  5.4  Additional  Information.   WHF  will  assist  TRF  in  obtaining  such
information as TRF reasonably requests concerning the beneficial ownership of REvest shares.

  5.5 Further Action. Subject to the provisions of this Agreement, TRF and WHF will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

  5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Closing Date, WHF will furnish TRF, in such form as is reasonably satisfactory to TRF, a statement of the earnings and profits of REvest for Federal income tax purposes, which will be carried over by RTR as a result of Section 381 of the Code, and which will be certified by WHF's President and Treasurer.

  5.7 Preparation of Form N-14 Registration Statement. WHF will provide TRF with information reasonably necessary for the preparation by TRF of a prospectus (the "Prospectus and Proxy Statement"), which will include the proxy statement referred to in paragraph 4.1(k), all to be included in a Registration Statement on Form N-14 of TRF for RTR (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

Act") and the 1940 Act in connection with the meeting of the shareholders of REvest to consider approval of this Agreement and the transactions contemplated herein.

	                         ARTICLE VI

                 CONDITIONS PRECEDENT TO OBLIGATIONS OF WHF

     The obligations of WHF to complete the transactions provided for herein will be subject, at its election, to the performance by TRF and RTR of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1 All representations, warranties and covenants of TRF and RTR contained in this Agreement will be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and TRF will have delivered to WHF a certificate executed in its name by its President and its Treasurer, in a form reasonably satisfactory to WHF and dated as of the Closing Date, to such effect and as to such other matters as WHF will reasonably request; and

     6.2   WHF will have received on the Closing Date an opinion from  Howard
J. Kashner, Esq. or John E. Denneen, Esq., in-house counsel to TRF, addressed to WHF and dated as of the Closing Date, in a form reasonably satisfactory to WHF, to the following effect:

          That (i) RTR is a separate series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business; (ii) this Agreement has been duly authorized, executed and delivered by TRF for RTR and is a valid and binding obligation of RTR enforceable against RTR in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (iii) the RTR Shares to be issued and delivered to REvest on behalf of REvest Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable (except that, under non-Delaware law, shareholders of RTR could, under certain circumstances, be held personally liable for obligations of RTR); (iv) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of TRF's Trust Instrument or By-laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which RTR is a party or by which it or any of its properties may be bound; (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by TRF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the l934 Act and the 1940 Act;
     (vi) insofar as they relate to TRF and RTR, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown; (vii) such counsel does not know of any legal or governmental proceedings, insofar as they relate to RTR, existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement,

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

     which are not described as required; (viii)
     TRF is registered with the Commission as an investment company under the 1940 Act and, to such counsel's knowledge, such registration is in full force and effect; and (ix) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to RTR. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or to the information relating to WHF or REvest, contained in the Prospectus and Proxy Statement, the Registration Statement or the RTR Prospectus, and that such opinion is solely for the benefit of WHF and REvest. Such opinion may contain such other assumptions and limitations as will, in the opinion of Howard J. Kashner, Esq. or John E. Denneen, Esq., be appropriate to render the opinions expressed.


                          ARTICLE VII

                 CONDITIONS PRECEDENT TO OBLIGATIONS OF TRF

     The obligations of TRF to complete the transactions provided for herein will be subject, at its election, to the performance by WHF and REvest of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, warranties and covenants of WHF and REvest contained in this Agreement will be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and WHF will have delivered to TRF on the Closing Date a certificate executed in its name by WHF's President and Treasurer, in form and substance satisfactory to TRF and dated as of the Closing Date, to such effect and as to such other matters as TRF will reasonably request;

     7.2 WHF will have delivered to TRF an unaudited Statement of the Assets and Liabilities of REvest, together with a list of REvest's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of WHF;

     7.3 WHF will have delivered to TRF a letter addressed to TRF and dated as of the Closing Date, signed by each of the directors and shareholders of Ebright Investments, Inc., consenting to all of the transactions contemplated by this Agreement and/or described in the Prospectus and Proxy Statement and waiving any present and future claims they and Ebright Investments, Inc. may have and/or may acquire against TRF, RTR, Royce & Associates, Inc., any of its affiliated persons and Jennifer E. Goff relating to such transactions; and

     7.4 TRF will have received on the Closing Date an opinion of Bernstein, Shur, Sawyer & Nelson, P.A. ("Bernstein"), counsel to WHF, addressed to TRF and dated the Closing Date, in a form satisfactory to TRF, to the following effect:

       That (i) REvest is a separate investment series of a Delaware business trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted;
  (ii) this Agreement has been duly authorized, executed and delivered by WHF for REvest and is a valid and binding obligation of REvest enforceable against REvest

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

  in accordance with its terms, subject as to enforcement  to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of WHF's Trust Instrument or By-laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which REvest is a party or by which it or any of its properties may be bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by REvest of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (v) insofar as they relate to REvest, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown; (vi) such counsel does not know of any legal or governmental proceedings, insofar as they relate to REvest, existing on or before the date of mailing of the Prospectus and Proxy Statement and on the Closing Date, required to be described in the Prospectus and Proxy Statement, which are not described as required; (vii) WHF is registered with the Commission as an investment company under the 1940 Act and, to such counsel's knowledge, such registration is in full force and effect; and (viii) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to REvest or any of its properties or assets, and REvest is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business. Such opinion may contain such other assumptions and limitations as will be, in the opinion of Bernstein, appropriate to render the opinions expressed therein.

                                ARTICLE VIII

         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF TRF AND WHF

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to REvest or RTR, the other party to this Agreement will, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein will have been approved by the requisite vote of the holders of the outstanding shares of REvest in accordance with the provisions of WHF's Trust Instrument and By-laws, and certified copies of the resolutions evidencing such approval will have been delivered to RTR. Notwithstanding anything herein to the contrary, neither TRF nor WHF may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date, the Commission will not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding will be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All required consents of other parties and any other consents, orders and permits

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

of Federal and state regulatory authorities  (including
those of the Commission) to permit consummation of the transactions contemplated hereby will have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of RTR or REvest, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement will have become effective under the 1933 Act and no stop order suspending the effectiveness thereof will have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 REvest will have declared a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to the shareholders of REvest all of REvest's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward);

     8.6 The parties will have received a favorable opinion of Bernstein, addressed to WHF and TRF and dated the Closing Date, satisfactory to both parties, substantially to the effect that, for Federal income tax purposes:

          (i)  The  transfer of all or substantially all of REvest assets  to
     RTR in exchange for RTR Shares and the assumption by RTR of substantially all of the liabilities of REvest, followed by the distribution of RTR Shares to REvest Shareholders in dissolution and liquidation of REvest, will constitute a "reorganization" within the meaning of Section 368(a)(l)(C) of the Code, and RTR and REvest will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by RTR upon the receipt of the assets of REvest solely in exchange for RTR Shares and the assumption by RTR of substantially all of the liabilities of REvest ; (iii) no gain or loss will be recognized by REvest upon the transfer of REvest assets to RTR in exchange for RTR Shares and the assumption by RTR of substantially all of the liabilities of REvest or upon the distribution (whether actual or constructive) of RTR Shares to REvest Shareholders in exchange for their shares of REvest; (iv) no gain or loss will be recognized by REvest Shareholders upon the exchange of their REvest shares for RTR Shares in liquidation of REvest; (v) the aggregate tax basis for RTR Shares received by each REvest Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of REvest shares held by such shareholder immediately prior to the Reorganization, and the holding period of RTR Shares to be received by each REvest Shareholder will include the period during which REvest shares exchanged therefor were held by such shareholder (provided the
     REvest Shares were held as capital assets on the date of the Reorganization); and (vi) the tax basis of REvest assets acquired by RTR will be the same as the tax basis of such assets to REvest immediately prior to the Reorganization, and the holding period of the assets of REvest in the hands of RTR will include the period during which those assets were held by REvest.

  Notwithstanding anything herein to the contrary, neither RTR nor REvest may waive the condition set forth in this paragraph 8.6.

                                                            	     APPENDIX A
-------------------------------------------------------------------------------
                                 ARTICLE IX

                                  EXPENSES

     9.1 If TRF becomes obligated to complete the transactions provided for herein, then the first $25,000 of expenses of the transactions contemplated by this Agreement incurred by WHF and/or REvest, excluding expenses incurred by WHF and/or REvest for in-house personnel, will be borne by Royce & Associates, Inc. Subject to the preceding sentence, all expenses of the transactions contemplated by this Agreement incurred by WHF and/or REvest will be borne by REvest and/or Ebright Investments, Inc. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the RTR Shares to be issued pursuant to the provisions of this Agreement; (iii) fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws in respect of the RTR Shares to be issued in connection herewith in each state in which the shareholders of REvest are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation cost of the transactions; provided, however, that neither WHF, REvest or Ebright Investments, Inc. will be responsible for in-house personnel costs of TRF, Royce & Associates, Inc. or their respective affiliates.

     				ARTICLE X

                  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Neither party has made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith will survive the consummation of the transactions contemplated hereunder.

                           	 ARTICLE XI

                                 TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of TRF and WHF. In addition, either TRF or WHF may, at its option, terminate this Agreement at or prior to the Closing Date, notwithstanding approval of this Agreement by REvest's Shareholders, because:

          (a) of a breach by the other of any representation, warranty or covenant contained herein to be performed at or prior to the Closing Date, if not cured within 15 days, or

          (b)    a  condition  herein  expressed  to  be  precedent  to   the
     obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there will

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

be no liability for damages on the part of RTR, REvest or TRF or WHF or their respective trustees or officers, to the other party or its trustees or officers, but WHF and/or REvest will bear the expenses incurred by TRF, WHF, RTR and/or by REvest incidental to the preparation and carrying out of this Agreement, as provided in paragraph 9.1.

                           ARTICLE XII

                           AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of WHF and TRF; provided, however, that following the meeting of the shareholders of REvest called by WHF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the RTR Shares to be issued to the REvest Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                ARTICLE XIII

                                   NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement will be in writing and will be given by prepaid telegraph, telecopy, overnight courier or certified mail, addressed to if to WHF:

          The Winter Harbor Fund
          511 Congress Street
          Portland, Maine 04101
          Attn:  Jennifer E. Goff,
                 President


  if to TRF:

       The Royce Fund
       1414 Avenue of the Americas
       New York, New York  10019
       Attn:  John D. Diederich,
              Director of Administration

                                 ARTICLE XIV

 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

  14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and will not affect in any way the meaning or interpretation of this Agreement.

  14.2 This Agreement may be executed in any number of counterparts, each of which will

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

be deemed an original.

  14.3 This Agreement will be governed by and construed in accordance with the laws of the State of New York.

  14.4 This Agreement will bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder will be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or will be construed to confer upon or give anyone, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5 It is expressly agreed to that the obligations of RTR and of REvest hereunder will not be binding upon any of the Trustees, shareholders, officers, employees or other agents of TRF or WHF, as such, but bind only the trust properties of RTR and of REvest, as provided in their respective Trust Instruments. The execution and delivery of this Agreement have been authorized by the Trustees of TRF and WHF on behalf of RTR and REvest, respectively, and signed by authorized officers of TRF and WHF, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers will be deemed to have been made by any of them individually or to impose any liability on any of them personally, but will bind only the respective trust properties of RTR and REvest as provided in TRF's and WHF's respective Trust Instruments.


  IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


THE ROYCE FUND,                 	  THE WINTER HARBOR FUND,
on behalf of Royce Total Return Fund      on behalf of The REvest Value Fund


By: /s/ Charles M. Royce           	   By: /s/ Jennifer E. Goff
    Charles  M.  Royce,  President                 Jennifer E. Goff, President



As to the first sentence of Article IX only:

ROYCE & ASSOCIATES, INC.


By:   /s/ Charles M. Royce
     Charles M. Royce, President



In order to induce The Royce Fund ("TRF") to enter into and perform the foregoing Agreement and Plan of Reorganization, Ebright Investments, Inc. and Jennifer E. Goff hereby jointly and severally personally guaranty to TRF, for the benefit of its Royce Total Return Fund series, the

                                                            	     APPENDIX A
-------------------------------------------------------------------------------

accuracy  of  the
representations and warranties of The Winter Harbor Fund as set forth in such Agreement and Plan of Reorganization and the full and timely payment and performance when due of all of the obligations of The REvest Value Fund thereunder, as such representations, warranties and obligations may be changed or otherwise modified from time to time; provided, however, that the personal liability of Jennifer E. Goff under this guaranty is limited to a maximum of $50,000.

                                 /s/ Jennifer E. Goff
                                Jennifer E. Goff, as President
                                of Ebright Investments, Inc.

                                 /s/ Jennifer E. Goff
                                Jennifer E. Goff, individually

                                                            	     APPENDIX B
-------------------------------------------------------------------------------



                               The Royce Fund
          Value Investing in Small Companies for More Than 25 Years



                           Royce Total Return Fund
                           Investment Class Shares






                                 Prospectus
                                 May 1, 2000













As  with  all  mutual funds, the Securities and Exchange Commission  has  not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

                                                            	     APPENDIX B
-------------------------------------------------------------------------------










Table of Contents



Overview                     		1

Royce Total Return Fund      		2

Investing in Small-Company Stocks  	4

Management of the Fund       		6

General Shareholder Information    	7

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

Overview
     "At Royce & Associates, Inc. ("Royce"), the Funds' investment adviser, we attempt to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future growth prospects. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

     "Our Funds' ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies."

                                                                - Chuck Royce




     This Prospectus relates only to the Investment Class of shares of the Fund, which are offered by The Royce Funds without sales charges or commissions.

     The information on page 2 about the Fund's investment goals and principal strategies and about the primary risks for the Fund's investors is based on, and should be read in conjunction with, the information on pages 4-6 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing.

     The performance information presented in this Prospectus is current to December 31, 1999. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

     The Fund may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

Investment Goals and Principal Strategies
-------------------------------------------------------------------------------
     The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund's assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap
companies,   approximately  2,100  currently  pay  common  stock   dividends.
Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap securities.

     Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $1.5 billion at the time of investment. Royce expects the Fund's portfolio to have a median market cap below $1 billion. It may also invest up to 35% of the Fund's assets in non-convertible debt securities.



Primary Risks for Fund Investors
-------------------------------------------------------------------------------
     As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

-------------------------------------------------------------------------------

     The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.


                            Portfolio Diagnostics
                                 (12/31/99)
             Number of Securities          	143
             Median Market Capitalization	$362 Million

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

[BAR CHART]

CALENDAR YEAR RETURNS - In Percentages (%)

1999       1.55%
1998       4.75%
1997      23.69%
1996      25.48%
1995      26.85%
1994      5.13%

[END BAR CHART]


                   Annualized Returns - in Percentages (%)
                                                     From Inception
                1 Year       3 Year       5 Year        12/15/93
		-----------------------------------------------------
RTR         	 1.55          9.58        15.93         13.95
Russell 2000	21.26         13.08        16.69         13.92

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.33% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -10.53% (quarter ended 9/30/98).



Fees and Expenses of the Fund
-------------------------------------------------------------------------------
     The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
       Maximum sales charge (load) imposed on purchase			None
       Maximum deferred sales charge                			None
       Maximum sales charge (load) imposed on reinvested dividends 	None
       Early redemption fee
           On purchases held for six months or more 			None
           On purchases held for less than six months			1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
       Management fees                             			1.00%
       Distribution (12b-1) fees                    			None
       Other expenses                              			0.31%
									-----
           Total Annual Fund Operating Expenses    			1.31%
       Fee Waiver                                		       (0.06)%
									-----
       Net Annual Fund Operating Expenses          			1.25%
									-----

Example:
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

and that the Fund's total operating expenses (net of fee waiver in year
1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year          3 Years          5 Years         10 Years
$127            $409             $712            $1,574


Financial Highlights Information
-------------------------------------------------------------------------------
     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.


Year Ended on December 31,       			1999   	1998  	1997   	1996  	1995
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    		$7.56  $7.52   $6.29   $5.76   $5.12
							-----  -----   -----   -----   -----
Income from Investment Operations
	Net investment income            		 0.17   0.15    0.11    0.14    0.13
	Net gains (losses) on securities
	(both realized and unrealized)   		(0.07)  0.20    1.38    1.28    1.24
							-----  -----   -----   -----   -----
	Total from Investment Operations 		 0.10   0.35    1.49    1.42    1.37
							-----  -----   -----   -----   -----

Less Distributions
	Dividends from net investment income    	(0.16) (0.15)  (0.11)  (0.16)  (0.13)
	Distributions from capital gains 		(0.35) (0.16)  (0.15)  (0.73)  (0.60)
							-----  -----   -----   -----   -----
	Total Distributions              		(0.51) (0.31)  (0.26)  (0.89)  (0.73)
							-----  -----   -----   -----   -----

Net Asset Value, End of Period   			$7.15  	$7.56 	$7.52  	$6.29 	$5.76
Total Return                     			 1.6%    4.8%    23.7%  25.5%   26.9%

Ratios/Supplemental Data
	Net Assets, End of Period (millions)    	$248  	$245   	$120  	$6     	$3
	Ration of Expenses to Average Net Assets*     	1.25%  	1.25% 	1.25%  	1.25% 	1.67%
	Ratio of Net Investment Income to Average
	Net Assets 					2.32% 	2.75%   3.15% 	2.50%   2.42%
Portfolio Turnover Rate          			39%    	 66%   	 26%    111%  	 68%


*For  1999,  1998, 1997, 1996 and 1995, these ratios would have  been  1.31%,
1.35%, 1.67%, 2.23% and 2.38%, respectively, before fee waivers by Royce.


Investing in Small-Company Stocks
-------------------------------------------------------------------------------
Small- and Micro-Cap Stocks
     Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

     Small-and   micro-cap  companies  offer  investment  opportunities   and
additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,200 companies with market caps below $300 million. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth but also involve increased risk, lead Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding proportionately smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities (generally fewer than 60).

Value Investing
     Royce uses a "value" method in managing the Fund's assets. In selecting securities for the Fund, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth. Royce bases this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future growth prospects.

     Royce attempts to identify and invest in securities of companies that are trading significantly below its estimate of the company's current worth, with the expectation that the market price of its securities should increase over a three- to five-year period towards this estimate, resulting in capital appreciation for Fund investors.

     Royce's value approach strives to reduce some of the risks of investing in small- and micro-cap securities for the Fund's portfolio taken as a whole. In addition to focusing on companies trading significantly below its estimate of their current worth to reduce valuation risk, Royce

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

evaluates  various
other risk factors in selecting securities for the Fund. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

     Additionally, although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios during periods of broad small-cap market declines, it may also reduce gains in strong small-cap up markets.

Temporary Investments
     The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.



Management of the Fund
-------------------------------------------------------------------------------
     Royce & Associates Inc. is the Fund's investment adviser and is responsible for the management of its assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer since 1973. He is also the primary portfolio manager of the Fund's portfolio.

     Mr. Royce is assisted by Royce's investment staff, which includes W. Whitney George, Managing Director, Vice President and Senior Portfolio Manager; Boniface A. Zaino, Managing Director and Senior Portfolio Manager; and Charles R. Dreifus, Principal and Senior Portfolio Manager; and by Jack
E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since
1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

     Royce Fund Services, Inc. ("RFS") distributes the Fund's shares. State Street Bank & Trust Company is the custodian of the Fund's securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), is the Fund's transfer agent.

     Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rate of this fee, before any waiver to cap the expense ratio at 1.25% as shown in the Fees and Expenses tables, is 1% of the average net assets of the Fund.

     For 1999, the actual net fee, after waiver, paid to Royce on average net assets was 0.94% for the Fund.

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

General Shareholder Information
-------------------------------------------------------------------------------
     For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2000.


Purchasing Shares
     The Fund is no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Fund does pay its own management fees and other operating expenses as outlined in this Prospectus.

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

Minimum initial investments for shares purchased directly from The Royce Fund:
-------------------------------------------------------------------------------

Account Type                Minimum
------------------------------------
Regular Account              $2,000
IRA                        	500
Automatic Investment or
Direct Deposit Plan Accounts	500
403(b)(7) or 401(k) Accounts	None

The subsequent investment minimum is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of the Fund's shares to new investors and to reject any specific purchase request.

Redeeming Shares
     Early Redemption Fee
     You may redeem shares in your account at any time. In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares that you held for less than six months. The fee is payable to the Fund out of the proceeds otherwise payable to you.

     The "first-in, first-out" method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund's transfer agent, the anniversary month of an account determines the six-month holding period, so that if you purchased a Fund's shares in June 2000, these shares would be subject to the fee if you were to redeem them prior to December 2000. If you were to redeem the shares on or after December 1, 2000, they would not be subject to the fee.

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

     You will incur no fee on shares that you acquire through distribution reinvestment or that you exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; and omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

     Other Redemption Information
     The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities - redemption in kind - under certain circumstances.

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share
     The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for the Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of its outstanding shares. The Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports
     The Royce Fund mails shareholder reports semi-annually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Please call Investor Services if you need additional report copies.

Dividends, Distributions and Taxes
     Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Unless the

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

     The Internal Revenue Service will treat any loss you may have on the redemption of a Fund's shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

     You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, the Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

     The IRS requires that the Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

     The above is only a summary of certain Federal income tax consequences of investing in the Fund. Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.

Taxation of Distributions
     Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

     The taxation of distributions is not related to how long you have owned the Fund's shares. The following table describes in general how distributions are taxed at the Federal level:


                 	Rate for 15%      Rate for 28% and
	         	tax bracket       higher tax bracket
Distribution     	investors         investors
----------------------------------------------------------------
Income dividend  	Ordinary          Ordinary
                 	income rate       income rate

Short-term       	Ordinary          Ordinary
capital gains    	income rate       income rate

Long-term
capital gains    	10%               20%

                                                            	     APPENDIX B
-------------------------------------------------------------------------------

More information on The Royce Fund is available free upon request, including the following:

Annual/Semi-annual Reports
     Additional information about the Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Fund's annual and semi-annual reports to shareholders.

Statement of Additional Information ("SAI")
     Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).


To obtain more information:

By telephone
Call (800) 221-4268

By mail
Write to:
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

By E-mail
Send your request to:
funds@roycenet.com

Through the Internet
Prospectuses,   applications,  IRA  forms  and  additional  information   are
available through our website at http://www.roycefunds.com

Text only versions of the Fund's prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is
available  free  upon  request.   The Guide  contains  important  shareholder
information, including how to purchase and redeem shares of the Fund.


SEC File # 811-03599

                                    PROXY


PROXY                        THE REVEST VALUE FUND                    PROXY

                         1414 Avenue of the Americas
                             New York, NY 10019

         This Proxy is Solicited on Behalf of the Board of Trustees

The undersigned hereby appoints Jennifer E. Goff and Tina Hosking, or either of them, acting in absence of the other, as Proxies, each with the power to appoint his substitute, and hereby authorizes them to represent and to vote, as designated on the reverse, all shares of the Fund held of record by the undersigned on August 18, 2000, at the Special Meeting of Shareholders to be held on October 3, 2000, or at any adjournment thereof.

This Proxy, when properly executed, will be voted in the manner directed by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposal 1.

PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Please sign exactly as your name(s) appear(s) on reverse. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

X PLEASE MARK VOTES
  AS IN THIS EXAMPLE

-----------------------------------
THE REVEST VALUE FUND
-----------------------------------





							 For   Against  Abstain
							 /  /   /  /     /  /
                     1.  TO APPROVE OR DISAPPROVE THE
                         AGREEMENT AND PLAN OF REORGANI-
                         ZATION, WHEREBY THE REVEST VALUE
                         FUND'S ASSETS AND LIABILITIES ARE
                         ACQUIRED BY ROYCE TOTAL RETURN
                         FUND, A SERIES OF THE ROYCE FUND, IN
                         EXCHANGE FOR SHARES OF ROYCE TOTAL
                         RETURN FUND AND THE REVEST VALUE
                         FUND IS THEN LIQUIDATED


                     2.  THE PROXIES ARE AUTHORIZED TO VOTE
                         UPON SUCH OTHER BUSINESS AS MAY
                         PROPERLY COME BEFORE THE MEETING.


 Please be sure to sign and date this Proxy.     Date:

Mark box at the right if an address change or comment has been noted on the reverse side of this card.


 Stockholder sign here       Co-owner sign here       RECORD DATE SHARES:

                               THE ROYCE FUND

                     Statement of Additional Information
                              September 11, 2000

      This Statement of Additional Information contains material which may be of interest to investors in connection with the proposed transfer of assets and liabilities of The REvest Value Fund to Royce Total Return Fund in exchange for shares of Royce Total Return Fund. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy Statement of the Trust dated September
11,  2000.   This  Statement consists of this cover page  and  the  documents described in the following Table of Contents. Copies of the 1999 Annual and Semi-Annual Reports to Shareholders and Schedule of Investments of Royce Total Return Fund referred to in I below can be obtained by writing to the The Royce Fund at 1414 Avenue of the Americas, New York, New York 10019 or by calling toll-free at (800) 221-4268. Copies of the 1999 Annual and Semi-Annual Reports to Shareholders and Schedule of Investments of The REvest
Value Fund referred to in II below can be obtained by writing The REvest Value Fund, 511 Congress Street, 9th Floor, Portland, ME 04101 or by calling toll-free at (800) 277-5573.

	                       Table of Contents

I. Financial Statements and accompanying Schedule of Investments of Royce Total Return Fund as of and for the year ended December 31, 1999, with Report of Independent Accountants.

II. Financial Statements and accompanying Schedule of Investments of Royce Total Return Fund as of and for the six-months ended June 30, 2000.

III. Financial Statements and accompanying Schedule of Investments of The REvest Value Fund as of and for the year ended December 31, 1999, with Report of Independent Accountants.

IV. Financial Statements and accompanying Schedule of Investments of The REvest Value Fund as of and for the six-months ended June 30, 2000.

V.   Statement of Additional Information of The Royce Fund dated May 1, 2000.

I. The financial statements and schedule of investments of Royce Total Return Fund as of and for the year ended December 31, 1999, with Report of Independent Accountants, are included in Royce Total Return Fund's 1999 Annual Report to Shareholders. Such Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30a-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedule of investments are incorporated herein by reference.

II. The financial statements and schedule of investments of Royce Total Return Fund as of and for the six-months ended June 30, 2000s, are included in Royce Total Return Fund's 2000 Semi-Annual Report to Shareholders. Such Semi-Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b1-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedule of investments are incorporated herein by reference.

III. The financial statements and schedule of investments of The REvest Value Fund as of and for the year ended December 31, 1999, with Report of Independent Accountants, are included in The REvest Value Fund's 1999 Annual Report to Shareholders. Such Annual Report has been filed with the
Securities and Exchange Commission pursuant to Rule 30a-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedule of investments are incorporated herein by reference.

IV. The financial statements and schedule of investments of The REvest Value Fund as of and for the six-months ended June 30, 2000, are included in The REvest Value Fund's 2000 Semi-Annual Report to Shareholders. Such Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b1-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedule of investments are incorporated herein by reference.

V. The Statement of Additional Information of The Royce Fund dated May 1, 2000, has been filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 52 to The Royce Fund's Registration Statement on Form N-1A and is incorporated herein by reference.

                         PART C -- OTHER INFORMATION


Item 15.            Indemnification

      (a) Article XI of the Declaration of Trust of the Registrant provides as follows:

                          "ARTICLE XI
          LIMITATION OF LIABILITY AND INDEMNIFICATION

LIMITATION OF LIABILITY

                Section l. Provided they have exercised reasonable care and have acted under the belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of any other Trustee or any officer, employee, agent or Investment Adviser, Principal Underwriter, transfer agent, custodian or other independent contractor of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office.

                Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.


     INDEMNIFICATION

               Section 2.

                (a) Subject to the exceptions and limitations contained in Section 2(b) below:

                    (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                    (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Covered Person:

                    (i) Who shall, in respect of the matter or matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                    (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A) By the court or other body approving the settlement;

                          (B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                          (C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

               (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates, Inc. provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Trust or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (c) Paragraph 9 of the Distribution Agreement made October 31, 1985 by and between the Registrant and Royce & Associates, Inc. provides as follows:

                "9. Protection of the Distributor. The Distributor shall not be liable to the Trust or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

            Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."


Item 16.  Exhibits:

          The  Exhibits required by Item 16(1) through (4),  (5),  (7),
          (8), (10), (13), (16) and (17), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement on Form N-1A (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24,
          26,  27,  28,  29,  30,  31, 32, 33, 34 and  35  thereto  and  with
          Registrant's Registration Statement (No. 333-23641), and are incorporated by reference herein.

     (12) Form of Opinion and Consent of Counsel as to tax matters and consequences to shareholders.*

     * To be filed by amendment.

Item 17.  Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that an opinion as to the tax consequences of the reorganization will be filed as part of a post-effective amendment once the reorganization has been completed.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of September, 2000.

                                        THE ROYCE FUND

                                   By:   /s/ Charles M. Royce
                                        Charles M. Royce, President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                    DATE

/s/ Charles M. Royce          President, Treasurer and  September 11, 2000
Charles M. Royce              Trustee
                              (Principal    Executive,
                              Financial and Accounting
                              Officer)

 /s/ Donald R. Dwight         Trustee                   September 11, 2000
Donald R. Dwight

 /s/ Hubert L. Cafritz        Trustee                   September 11, 2000
Hubert L. Cafritz

 /s/ Richard M. Galkin        Trustee                   September 11, 2000
Richard M. Galkin

 /s/ Stephen L. Isaacs        Trustee                   September 11, 2000
Stephen L. Isaacs

 /s/ William L. Koke          Trustee                   September 11, 2000
William L. Koke

 /s/ David L. Meister         Trustee                   September 11, 2000
David L. Meister

                                   NOTICE

      A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.